Investments in Partially Owned Entities (Details) (USD $)	2 Months Ended	3 Months Ended								12 Months Ended
	Feb. 21, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Aug. 23, 2006
Variable Interest Entity [Line Items]
Term Loan Facility Spread	1.20%
Partially Owned Property Balance Sheet Schedule
Partially Owned Consolidated Properties		19								19
Partially Owned Consolidated Units		3,475								3,475
ASSETS
Investment in real estate		$ 21,008,429,000				$ 20,407,946,000				$ 21,008,429,000	$ 20,407,946,000
Accumulated depreciation		(4,912,221,000)				(4,539,583,000)				(4,912,221,000)	(4,539,583,000)
Investment in real estate, net		16,096,208,000				15,868,363,000				16,096,208,000	15,868,363,000
Cash and cash equivalents		612,590,000				383,921,000				612,590,000	383,921,000	431,408,000	193,288,000
Deposits - restricted		250,442,000				152,237,000				250,442,000	152,237,000
Deferred financing costs, net		44,382,000				44,608,000				44,382,000	44,608,000
Other assets		170,372,000				187,155,000				170,372,000	187,155,000
Total assets		17,201,000,000				16,659,303,000				17,201,000,000	16,659,303,000
LIABILITIES AND EQUITY
Total Debt		3,898,369,000				4,111,487,000				3,898,369,000	4,111,487,000
Accounts payable and accrued expenses		38,372,000				35,206,000				38,372,000	35,206,000
Accrued interest payable		76,223,000				88,121,000				76,223,000	88,121,000
Other liabilities		304,518,000				291,289,000				304,518,000	291,289,000
Security deposits		66,988,000				65,286,000				66,988,000	65,286,000
Total liabilities		9,275,521,000				10,380,042,000				9,275,521,000	10,380,042,000
Noncontrolling Interests - Partially Owned Properties		77,688,000				74,306,000				77,688,000	74,306,000
Total liabilities and equity		17,201,000,000				16,659,303,000				17,201,000,000	16,659,303,000
Partially Owned Property Income Statement Schedule
Operating revenue		485,868,000	482,648,000	464,918,000	446,448,000	433,685,000	424,300,000	405,975,000	389,708,000	1,879,882,000	1,653,668,000	1,456,257,000
Depreciation										593,884,000	539,351,000	505,516,000
General and administrative/other										47,238,000	43,604,000	39,881,000
Operating income		162,109,000	155,159,000	134,698,000	114,476,000	128,994,000	121,285,000	115,234,000	90,801,000	566,442,000	456,314,000	284,351,000
Interest and Other Income										150,546,000	7,965,000	4,476,000
Interest:
Expense incurred, net										(456,763,000)	(461,754,000)	(457,613,000)
Amortization of Financing Costs										(21,320,000)	(16,651,000)	(9,453,000)
Income (loss) before income and other taxes, (loss) from investments in unconsolidated entities, net gain (loss) on sales of unconsolidated entities and land parcels and discontinued operations										211,585,000	(28,335,000)	(189,836,000)
Income and other tax (expense) benefit										(516,000)	(708,000)	(270,000)
Net gain on sales of discontinued operations										548,278,000	826,489,000	297,956,000
Net income		384,399,000	236,323,000	108,315,000	152,167,000	107,401,000	112,977,000	581,753,000	133,066,000	881,204,000	935,197,000	295,983,000
Investments In Partially Owned Entities (Textuals) [Abstract]
Joint Venture Partner Ownership Percentage		80.00%								80.00%
Number of Joint Ventures		2								2
Partners Payments To Acquire Equity Method Investments										40,100,000
Equity Method Investment, Ownership Percentage		20.00%								20.00%
Project Cost		232,800,000								232,800,000
Number of joint venture loans		2								2
Investment in Joint Venture		203,500,000								203,500,000
Business Acquisition, Cost of Acquired Entity, Purchase Price		1,047,545,000				1,597,111,000				1,047,545,000	1,597,111,000
Debt Instrument, Interest Rate, Stated Percentage														3.85%
Disposed properties										35	47
Disposed units										9,012	14,345
Variable Interest Entity, Consolidated, Carrying Amount, Assets		5,000,000								5,000,000
Nexus Sawgrass [Member]
Investments In Partially Owned Entities (Textuals) [Abstract]
Maximum Debt Commitment		48,700,000								48,700,000
Long-term Debt		29,800,000								29,800,000
Debt Instrument, Interest Rate, Stated Percentage		5.60%								5.60%
Domain [Member]
Investments In Partially Owned Entities (Textuals) [Abstract]
Maximum Debt Commitment		98,600,000								98,600,000
Long-term Debt		46,900,000								46,900,000
Debt Instrument, Interest Rate, Stated Percentage		5.75%								5.75%
Consolidated Development Projects Held for and or Under Development [Member]
Partially Owned Property Balance Sheet Schedule
Partially Owned Consolidated Properties		0								0
Partially Owned Consolidated Units		0								0
ASSETS
Investment in real estate		161,820,000								161,820,000
Accumulated depreciation		0								0
Investment in real estate, net		161,820,000								161,820,000
Cash and cash equivalents		3,884,000								3,884,000
Deposits - restricted		43,609,000								43,609,000
Deferred financing costs, net		0								0
Other assets		5,839,000								5,839,000
Total assets		215,152,000								215,152,000
LIABILITIES AND EQUITY
Total Debt		0								0
Accounts payable and accrued expenses		686,000								686,000
Accrued interest payable		0								0
Other liabilities		1,238,000								1,238,000
Security deposits		0								0
Total liabilities		1,924,000								1,924,000
Noncontrolling Interests - Partially Owned Properties		85,006,000								85,006,000
EQR equity		128,222,000								128,222,000
Total equity		213,228,000								213,228,000
Total liabilities and equity		215,152,000								215,152,000
Debt-Secured:
Debt Ownership		0								0
Noncontrolling Ownership		0								0
Partially Owned Property Income Statement Schedule
Operating revenue										0
Real Estate Operating Expenses										170,000
Net operating (loss) income										(170,000)
Depreciation										0
General and administrative/other										213,000
Operating income										(383,000)
Interest and Other Income										2,000
Other Nonoperating Income (Expense)										(264,000)
Interest:
Expense incurred, net										0
Amortization of Financing Costs										0
Income (loss) before income and other taxes, (loss) from investments in unconsolidated entities, net gain (loss) on sales of unconsolidated entities and land parcels and discontinued operations										(645,000)
Income and other tax (expense) benefit										(25,000)
Net gain on sales of discontinued operations										15,000
Net income										(655,000)
Consolidated Other [Member]
Partially Owned Property Balance Sheet Schedule
Partially Owned Consolidated Properties		19								19
Partially Owned Consolidated Units		3,475								3,475
ASSETS
Investment in real estate		453,235,000								453,235,000
Accumulated depreciation		(159,651,000)								(159,651,000)
Investment in real estate, net		293,584,000								293,584,000
Cash and cash equivalents		17,221,000								17,221,000
Deposits - restricted		5,000								5,000
Deferred financing costs, net		1,019,000								1,019,000
Other assets		171,000								171,000
Total assets		312,000,000								312,000,000
LIABILITIES AND EQUITY
Total Debt		200,337,000								200,337,000
Accounts payable and accrued expenses		693,000								693,000
Accrued interest payable		782,000								782,000
Other liabilities		1,096,000								1,096,000
Security deposits		1,483,000								1,483,000
Total liabilities		204,391,000								204,391,000
Noncontrolling Interests - Partially Owned Properties		(7,318,000)								(7,318,000)
EQR equity		114,927,000								114,927,000
Total equity		107,609,000								107,609,000
Total liabilities and equity		312,000,000								312,000,000
Debt-Secured:
Debt Ownership		159,068,000								159,068,000
Noncontrolling Ownership		41,269,000								41,269,000
Partially Owned Property Income Statement Schedule
Operating revenue										62,405,000
Real Estate Operating Expenses										19,480,000
Net operating (loss) income										42,925,000
Depreciation										15,346,000
General and administrative/other										157,000
Operating income										27,422,000
Interest and Other Income										100,000
Other Nonoperating Income (Expense)										0
Interest:
Expense incurred, net										(9,386,000)
Amortization of Financing Costs										(160,000)
Income (loss) before income and other taxes, (loss) from investments in unconsolidated entities, net gain (loss) on sales of unconsolidated entities and land parcels and discontinued operations										17,976,000
Income and other tax (expense) benefit										(75,000)
Net gain on sales of discontinued operations										0
Net income										17,901,000
Partially Owned Properties [Member]
ASSETS
Investment in real estate		615,055,000								615,055,000
Accumulated depreciation		(159,651,000)								(159,651,000)
Investment in real estate, net		455,404,000								455,404,000
Cash and cash equivalents		21,105,000								21,105,000
Deposits - restricted		43,614,000								43,614,000
Deferred financing costs, net		1,019,000								1,019,000
Other assets		6,010,000								6,010,000
Total assets		527,152,000								527,152,000
LIABILITIES AND EQUITY
Total Debt		200,337,000								200,337,000
Accounts payable and accrued expenses		1,379,000								1,379,000
Accrued interest payable		782,000								782,000
Other liabilities		2,334,000								2,334,000
Security deposits		1,483,000								1,483,000
Total liabilities		206,315,000								206,315,000
Noncontrolling Interests - Partially Owned Properties		77,688,000								77,688,000
EQR equity		243,149,000								243,149,000
Total equity		320,837,000								320,837,000
Total liabilities and equity		527,152,000								527,152,000
Debt-Secured:
Debt Ownership		159,068,000								159,068,000
Noncontrolling Ownership		41,269,000								41,269,000
Partially Owned Property Income Statement Schedule
Operating revenue										62,405,000
Real Estate Operating Expenses										19,650,000
Net operating (loss) income										42,755,000
Depreciation										15,346,000
General and administrative/other										370,000
Operating income										27,039,000
Interest and Other Income										102,000
Other Nonoperating Income (Expense)										(264,000)
Interest:
Expense incurred, net										(9,386,000)
Amortization of Financing Costs										(160,000)
Income (loss) before income and other taxes, (loss) from investments in unconsolidated entities, net gain (loss) on sales of unconsolidated entities and land parcels and discontinued operations										17,331,000
Income and other tax (expense) benefit										(100,000)
Net gain on sales of discontinued operations										15,000
Net income										17,246,000
Investments In Partially Owned Entities (Textuals) [Abstract]
Disposed properties										2
Disposed units										441
Joint Venture Company Portion [Member]
Interest:
Net gain on sales of discontinued operations										21,300,000
Unconsolidated Properties [Member]
Partially Owned Property Balance Sheet Schedule
Partially Owned Consolidated Properties		0								0
Partially Owned Consolidated Units		0								0
ASSETS
Investment in real estate		171,041,000								171,041,000
Accumulated depreciation		0								0
Investment in real estate, net		171,041,000								171,041,000
Cash and cash equivalents		214,000								214,000
Deposits - restricted		0								0
Deferred financing costs, net		6,000								6,000
Other assets		22,000								22,000
Total assets		171,283,000								171,283,000
LIABILITIES AND EQUITY
Total Debt		76,634,000								76,634,000
Accounts payable and accrued expenses		6,550,000								6,550,000
Accrued interest payable		342,000								342,000
Other liabilities		108,000								108,000
Security deposits		3,000								3,000
Total liabilities		83,637,000								83,637,000
Noncontrolling Interests - Partially Owned Properties		70,428,000								70,428,000
EQR equity		17,218,000								17,218,000
Total equity		87,646,000								87,646,000
Total liabilities and equity		171,283,000								171,283,000
Debt-Secured:
Debt Ownership		15,327,000								15,327,000
Noncontrolling Ownership		61,307,000								61,307,000
Partially Owned Property Income Statement Schedule
Operating revenue										7,000
Real Estate Operating Expenses										244,000
Net operating (loss) income										(237,000)
Depreciation										0
General and administrative/other										0
Operating income										(237,000)
Interest and Other Income										0
Other Nonoperating Income (Expense)										0
Interest:
Expense incurred, net										0
Amortization of Financing Costs										0
Income (loss) before income and other taxes, (loss) from investments in unconsolidated entities, net gain (loss) on sales of unconsolidated entities and land parcels and discontinued operations										(237,000)
Income and other tax (expense) benefit										0
Net gain on sales of discontinued operations										0
Net income										(237,000)
Joint Venture Partner [Member]
LIABILITIES AND EQUITY
Noncontrolling Interests - Partially Owned Properties		84,000,000								84,000,000
Investments In Partially Owned Entities (Textuals) [Abstract]
Land purchase price						57,900,000					57,900,000
Business Acquisition, Cost of Acquired Entity, Purchase Price						75,700,000					75,700,000
Company's Portion [Member]
Investments In Partially Owned Entities (Textuals) [Abstract]
Land purchase price						76,100,000					76,100,000
Business Acquisition, Cost of Acquired Entity, Purchase Price						102,500,000					102,500,000
Joint Venture Company Portion [Member]
Investments In Partially Owned Entities (Textuals) [Abstract]
Land purchase price						$ 57,900,000					$ 57,900,000